Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries (Tables)

	As of December 31, 2020
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

PagSeguro Brazil	20,089,735	11,716,120	8,373,615	1,238,345	99.99	Direct
BS Holding	488,173	—	488,173	54,658	99.99	Direct
Pagseg Participações	2	—	2	—	99.99	Direct
Pagbank Participações	15,001	15,000	1	—	99.99	Indirect
Net+Phone	340,829	33,100	307,729	(82,694)	99.99	Indirect
Boa Compra	431,624	268,731	162,893	29,751	99.99	Indirect
BCPS	2,410	476	1,934	(205)	99.50	Indirect
R2TECH	12,511	1,639	10,872	8,864	99.99	Indirect
BSEC	488,988	488,616	372	431	99.99	Indirect
BIVA	18,532	660	17,872	(193)	99.99	Indirect
FIDC	3,422,207	327,070	3,095,137	1,903,304	100.00	Indirect
TILIX	8,361	979	7,382	(6,240)	99.99	Indirect
BancoSeguro	5,364,406	4,891,653	472,753	56,120	100.00	Indirect
Yamí	1,453	489	964	834	99.99	Indirect
RegistraSeguro	5,000	—	5,000	(50)	99.99	Indirect
CDS	4,724	1,073	3,651	(1,430)	99.99	Indirect
Zygo	2,310	2,078	232	(1,652)	99.99	Indirect
Moip	741,689	560,536	181,153	9,207	100.00	Indirect